TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Maturity of Debt Obligations
	Year ended December 31,
	2025	2024	2023

Cost of revenues	$7,767	$7,893	$8,232

Research and development	$555	$520	$486

Selling and marketing	$717	$927	$621

General and administrative	$1,032	$811	$848

Schedule of Transactions and Balances with Related Party and Other Loan
	December 31,
	2025	2024

Related party balances (1)	$247	$206

Other loans (2)	$-	$444

1.	Related to the above mentioned agreements with related party.

2.
Related to a shareholders loan from Lioli non-controlling interest. As of December 31, 2025 presented as part of Short-term bank credit and current maturities of long- term bank loan and other line item.